Putnam Sustainable Retirement 2025 Fund
	The fund's portfolio
	10/31/23 (Unaudited)
		Shares	Value
	Equity Investment Companies (23.9%)*
	Putnam Sustainable Leaders ETF(AFF)	1,144,238	$26,957,217
	Putnam Sustainable Future ETF(AFF)	622,688	11,129,614
	Putnam PanAgora ESG International Equity ETF(AFF)	463,708	9,089,604

	Total Equity Investment Companies (cost $47,307,930)		$47,176,435
	Fixed Income Investment Companies (75.0%)*
	Putnam ESG Core Bond ETF(AFF)	2,276,756	$104,472,821
	Putnam ESG High Yield ETF(AFF)	503,237	24,188,086
	Putnam ESG Ultra Short ETF(AFF)	393,420	19,749,684

	Total Fixed Income Investment Companies (cost $156,501,736)		$148,410,591

	Total Investments (cost $203,809,666)		$195,587,026
*	Percentages indicated are based on net assets of $197,792,015.

Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2023 through October 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.
(AFF)	Affiliated Company.
	Security valuation: The price of the fund’s shares is based on its net asset value (NAV), which in turn will be generally based on the last sale price or closing price of the underlying Putnam ETFs in which it invests (and in the case of Putnam Government Money Market Fund class G, based on its NAV), which are classified as Level 1 or Level 2 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam ETFs are determined based on the policies contained in each underlying Putnam ETF’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
	Level 1: Valuations based on quoted prices for identical securities in active markets.
	Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
	The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
			Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3
	Equity Investment Companies	$47,176,435	$—	$—
	Fixed Income Investment Companies	148,410,591	—	—

	Totals by level	$195,587,026	$—	$—

Affiliated transactions
Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:
Affiliates	Fair value as of 7/31/23	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding as of 10/31/23	Fair value as of 10/31/23
Putnam Sustainable Leaders ETF	$29,542,481	$1,813,328	$2,332,940	$—	$—	$150,163	$(2,215,815)	1,144,238	$26,957,217
Putnam Sustainable Future ETF	12,565,897	769,997	853,968	—	—	33,202	(1,385,514)	622,688	11,129,614
Putnam PanAgora ESG International Equity ETF	10,156,141	626,167	821,926	—	—	7,894	(878,672)	463,708	9,089,604
Putnam ESG Core Bond ETF	110,596,484	7,018,305	7,287,312	1,122,508	—	(330,022)	(5,524,634)	2,276,756	104,472,821
Putnam ESG High Yield ETF	23,731,926	2,922,488	1,473,717	400,940	—	(20,212)	(972,399)	503,237	24,188,086
Putnam ESG Ultra Short ETF	20,480,502	1,334,477	2,031,919	294,260	—	571	(33,947)	393,420	19,749,684
Putnam Government Money Market Fund Class G*	—	6,818,069	6,818,069	3,531	—	—	—	—	—
Putnam Government Money Market Fund Class P*	101,553	3,724,640	3,826,193	5,389	—	—	—	—	—
Totals	$207,174,984	$25,027,471	$25,446,044	$1,826,628	$—	$(158,404)	$(11,010,981)		$195,587,026
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com